SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Equivalents (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 28, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deposits in financial institutions that exceeded the federally insured limits	$ 10.6	$ 38.8